SHARE-BASED COMPENSATION - Summary of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Expected term, in years	4 years 4 months 24 days	6 years 3 months	6 years 3 months
Expected volatility	64.00%	65.00%
Expected volatility,minimum			65.00%
Expected volatility,maximum			70.00%
Risk-Free interest rate,minimum	0.48%	0.46%	1.77%
Risk-Free interest rate,maximum	1.01%	1.74%	2.65%
Expected dividend yield	0.00%	0.00%	0.00%